Note 6. Equity Transactions: Stock Warrants, Modifications (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Proceeds from Warrant Exercises	$ 0	$ 0	$ 0	$ 121,952